Securities and Exchange Commission

Branch of Document Control
450 Fifth Street N.W.
Washington, DC 20549


VIA EDGAR

SUBJECT: Certification under Rule 497(j) - The Catholic Funds, Inc. (the "Registrant")
1933 Act Reg. No. 333-69803
1940 Act File No. 811-09177


Dear Ladies and Gentleman:

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the Post-Effective Amendment No. 5 to the Registrant's registration statement on Form N1-A would not have differed from that contained in said amendment to such registration statement that was filed electronically on January 28, 2002.

Please direct any comments or questions concerning this certification to Theodore F. Zimmer at (414) 278-6490.


Sincerely,


/s/ Theodore F. Zimmer
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Secretary, The Catholic Funds, Inc.